Supplement Dated October 3, 2006
to the Prospectus of each Fund listed below:

BLACKROCK BASIC VALUE FUND INC.
BLACKROCK BASIC VALUE FUND II, INC.
BLACKROCK VALUE OPPORTUNITIES FUND INC.
BLACKROCK BALANCED CAPITAL FUND INC.
BLACKROCK GLOBAL GROWTH FUND INC.
BLACKROCK NATURAL RESOURCES TRUST
BLACKROCK INDEX FUNDS INC.
BlackRock Aggregate Bond Index Fund
BlackRock International Index Fund
BlackRock S&P 500 Index Fund
BlackRock Small Cap Index Fund
BLACKROCK GLOBAL FINANCIAL SERVICES FUND INC.
BLACKROCK U.S. HIGH YIELD FUND INC.
BLACKROCK EQUITY DIVIDEND FUND
BLACKROCK BOND FUND INC.
BlackRock Bond Fund
BlackRock High Income Fund
BLACKROCK DEVELOPING CAPITAL MARKETS FUND INC.
BLACKROCK EUROFUND
BLACKROCK GLOBAL ALLOCATION FUND INC.
BlackRock GLOBAL DYNAMIC EQUITY FUND
BLACKROCK GLOBAL SMALLCAP FUND INC.
BLACKROCK GLOBAL TECHNOLOGY FUND INC.
BLACKROCK GLOBAL VALUE FUND INC.
BLACKROCK HEALTHCARE FUND INC.
BLACKROCK LATIN AMERICA FUND INC.
BLACKROCK MUNICIPAL BOND FUND INC.
BlackRock National Municipal Fund
BlackRock Municipal Insured Fund
BlackRock Short-Term Municipal Fund
BLACKROCK MUNICIPAL SERIES TRUST
BlackRock Intermediate Municipal Fund
BLACKROCK PACIFIC FUND INC.
BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND INC.
BLACKROCK FOCUS TWENTY FUND INC.
BLACKROCK LARGE CAP SERIES FUNDS INC.
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Large Cap Core Fund
BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST
BlackRock California Insured Municipal Bond Fund
BLACKROCK FOCUS VALUE FUND INC.
BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
BlackRock Florida Municipal Bond Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BLACKROCK U.S. GOVERNMENT FUND
BLACKROCK SHORT-TERM U.S. GOVERNMENT FUND INC.
BLACKROCK WORLD INCOME FUND INC.
BLACKROCK MID CAP VALUE OPPORTUNITIES, INC.
BlackRock Mid Cap Value Opportunities Fund
BLACKROCK SHORT-TERM BOND SERIES, INC.
BlackRock Short-Term Bond Fund
BLACKROCK FUNDS II
BlackRock International Value Fund
BLACKROCK FUNDS, INC.
BlackRock Small Cap Growth Fund II
BlackRock International Fund
BLACKROCK REAL INVESTMENT FUND
INFLATION PROTECTED FUND
FDP SERIES FUND INC.
Marsico Growth FDP Fund
MFS Research International FDP Series Fund
Franklin Templeton Total Return FDP Fund
Van Kampen Value FDP Fund

Effective immediately, the Prospectus of each Fund listed above is amended as follows:

The discussion of how to exchange shares in the table outlining how to buy, sell, transfer and exchange shares in the section entitled “Your Account — How to Buy, Sell, Transfer and Exchange Shares” is amended to delete the following sentence:

You must have held the shares used in the exchange for at least 15 calendar days before you can exchange to another fund.

In addition, the section entitled “Your Account — How to Buy, Sell, Transfer and Exchange Shares — Short-Term Trading” is amended to delete the following sentences:

Shareholders may not exchange their shares of the Fund for shares of another mutual fund advised by the [Investment Adviser/Manager] or its affiliates unless they have held the shares to be used in the exchange for at least fifteen days.

The Fund will reject purchase orders from investors who have previously purchased and sold shares of the Fund within a fifteen day period.

The immediately following sentence is amended to read as follows:

The Fund will reject purchase orders from market timers or other investors if Fund management, in its discretion, has determined that such orders are short-term or excessive, and will be disruptive to the Fund.

The following is inserted as a new section immediately following the section entitled “Your Account — How to Buy, Sell, Transfer and Exchange Shares — Anti-Money Laundering Requirements:”

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Code# EQ/FI-PR-1006SUP